Commitments and Contingencies (Details 2) (USD $)	1 Months Ended
	Nov. 30, 2013	Dec. 31, 2013
Interest payment commitments
Number of claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow		0
Convertible senior notes
Interest payment commitments
Aggregate principle amount of notes issued	$ 800,000,000
Coupon rate of the convertible notes (as a percent)	1.00%
Interest rate of convertible notes (as a percent)	1.00%
Redemption price of Notes upon fundamental change (as a percent)	100.00%
Interest payment commitments
Total		40,000,000
Less than One Year		8,000,000
One to Three Years		16,000,000
Three to Five Years		16,000,000
More than Five Years		$ 0